Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization	$ (49,310)	$ (49,966)	$ (51,874)
Total depreciation/amortization/impairment by function	(49,310)	(49,966)	(51,874)
Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(33,871)	(34,028)	(33,028)
Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(11,354)	(11,847)	(13,501)
Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(4,085)	(4,091)	(5,345)
Cost of Goods Sold
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(36,910)	(38,687)	(38,838)
Cost of Goods Sold | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(31,200)	(31,819)	(30,868)
Cost of Goods Sold | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(5,710)	(6,868)	(7,970)
Research and Development Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(2,391)	(2,012)	(1,507)
Research and Development Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(1,658)	(1,390)	(1,060)
Research and Development Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(497)	(437)	(323)
Research and Development Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(236)	(185)	(124)
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(10,009)	(9,267)	(11,529)
Selling, General and Administrative Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(1,013)	(819)	(1,100)
Selling, General and Administrative Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(5,147)	(4,542)	(5,208)
Selling, General and Administrative Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (3,849)	$ (3,906)	$ (5,221)